UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant	1 Main Street North
Minot, ND 58703

Name and Address of agent for service	Brent Wheeler, Mutual Fund Chief Compliance Officer Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701) 852-5292

Date of fiscal year end	July 31
Date of reporting period	July 31, 2006

Item 1)	Reports to Stockholders.

Dear Shareholder:

Enclosed is the report of operations of the Kansas Municipal Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices.  In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The Kansas Municipal Fund began the period at $10.57 per share and ended the period at $10.62 per share for a total return of 4.39%*.  This compares to the Lehman Brothers Municipal Bond Index return of 2.55% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Stormont Vail, 5.80% coupon; Lawrence Memorial Hospital, 5.75% coupon; and Wichita Housing, 5.70% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as University of Kansas, 4.00% coupon; Wichita General Obligation, 4.00% coupon; and Wichita Public Building, 4.00% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows: AAA 66.6%, AA 17.0%, A 12.3% and BBB 4.1%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	66.6%
AA	17.0%
A	12.3%
BBB	4.1%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC – Health Care	25.1%
S – School	16.8%
H – Housing	13.3%
O – Other	12.2%
G – Government	10.7%
W – Water/Sewer	10.6%
T – Transportation	6.4%
U – Utilities	4.9%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006 to July 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,016.19	$5.32
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.38	$5.33

* Expenses are equal to the annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 180/362 days.  The Fund’s ending account value on the first line in the table is based on its actual total return 1.62% for the six-month period of January 31, 2006 to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2006
					Since Inception (November 15, 1990)
Kansas Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.39%	2.09%	1.79%	3.23%	4.62%
With sales charge (4.25%)	(0.06)%	0.61%	0.91%	2.78%	4.34%

					Since Inception (November 15, 1990)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	2.55%	4.89%	4.99%	5.82%	6.62%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund w/o Sales Charge	Kansas Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,574	$10,000
1997	$10,756	$10,298	$11,027
1998	$11,052	$10,581	$11,687
1999	$11,433	$10,946	$12,024
2000	$11,626	$11,131	$12,542
2001	$12,571	$12,036	$13,808
2002	$13,009	$12,455	$14,735
2003	$12,911	$12,362	$15,264
2004	$13,133	$12,573	$16,147
2005	$13,161	$12,600	$17,174
2006	$13,738	$13,153	$17,613

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.6%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,071,000
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/31	500,000	507,450
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	322,398
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	257,795
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	419,168
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,060,840
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,046,790
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	357,868
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	313,734
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	469,665
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,727,218
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/24	1,135,000	1,186,835
Johnson Cty., KS USD #232 (De Soto)	Aaa/NR	5.250	09/01/23	500,000	539,235
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	335,000	339,228
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	587,540
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,402,257
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	393,221
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	602,581
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	255,000	255,000
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	1,370,000	1,411,854
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	630,000	646,367
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	260,335
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,072,840
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,050,240
KS Devl. Finance Auth	Aaa/AAA	5.000	05/01/26	1,335,000	1,402,791
KS Devl. Finance Auth. (Board of Regents, Univ. of KS) XL Capital	Aaa/NR	4.000	04/01/16	500,000	493,655
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/25	250,000	262,785
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	1,991,867
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	435,311
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,077,190
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,604,325
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	458,413
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/22	500,000	510,110
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/21	500,000	537,825
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	550,347
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	783,405
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	533,650
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,045,960
Lawrence, KS (Memorial Hospital) Rev.	Aa-3/NR	5.125	07/01/26	500,000	513,180
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/36	500,000	509,765
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	290,000	294,669
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,014,920
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	510,265
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	249,774
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	531,720
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,238,398
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	440,000	451,145
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	970,029
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,054,980
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/16	655,000	696,344
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/21	400,000	416,356
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,518,919
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,278,096
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	877,260
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,430,392
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	797,610
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	999,589
Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	405,000	408,054
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	565,000	573,520
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	125,000	126,371
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,606,140
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,100,000	1,167,529
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,003,692
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,024,060
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	750,000	745,388
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,560,840
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	518,725
TOTAL KANSAS MUNICIPAL BONDS (COST: $55,322,762)					$57,076,823

SHORT-TERM SECURITIES (4.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				2,044,000	$2,044,000
Goldman Sachs Financial Square Tax-Free Money Market				462,146	462,146
TOTAL SHORT-TERM SECURITIES (COST: $2,506,146)					$2,506,146

TOTAL INVESTMENTS IN SECURITIES (COST: $57,828,908)					$59,582,969
OTHER ASSETS LESS LIABILITIES					(489,690)

NET ASSETS					$59,093,279

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of July 31, 2006, the Fund had two when-issued purchases:

500,000 of Lawrence, KS (Memorial Hospital) Rev.; 5.125%; 07/01/2026

500,000 of Lawrence, KS (Memorial Hospital) Rev.; 5.125%; 07/01/2036

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $57,828,908)	$59,582,969
Cash	19,800
Accrued interest receivable	765,976
Accrued dividends receivable	2,153
Prepaid expenses	6,911

Total Assets	$60,377,809

LIABILITIES
Dividends payable	$188,173
Payable to affiliates	51,167
Accrued expenses	15,830
Security purchases payable	1,019,360
Payable for fund shares redeemed	10,000

Total Liabilities	$1,284,530

NET ASSETS	$59,093,279

Net assets are represented by:
Paid-in capital	$66,647,484
Accumulated undistributed net realized gain (loss) on investments and futures	(9,308,427)
Accumulated undistributed net investment income	161
Unrealized appreciation (depreciation) on investments	1,754,061
Total amount representing net assets applicable to 5,565,714 outstanding shares of no par common stock (unlimited shares authorized)	$59,093,279

Net asset value per share	$10.62

Public offering price (based on sales charge of 4.25%)	$11.09

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$2,991,380
Dividends	50,719
Total Investment Income	$3,042,099

EXPENSES
Investment advisory fees	$313,910
Distribution (12b-1) fees	156,955
Administrative service fees	62,782
Transfer agent fees	75,818
Accounting service fees	54,193
Custodian fees	7,617
Professional fees	21,590
Trustees fees	4,751
Insurance expense	2,393
Reports to shareholders	5,392
Audit fees	8,097
Legal fees	9,333
Other fees	1,306
Total Expenses	$724,137
Less expenses waived or absorbed by the Fund’s manager	(79,585)
Total Net Expenses	$644,552

NET INVESTMENT INCOME	$2,397,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(538,259)
Futures transactions	1,422,094
Net change in unrealized appreciation (depreciation) of:
Investments	(182,425)
Futures	(437,774)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$263,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,661,183

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets

For the year ended July 31, 2006 and the year ended July 29, 2005

	For the Year Ended July 31, 2006	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,397,547	$2,595,045
Net realized gain (loss) on investment and futures transactions	883,835	(4,307,652)
Net change in unrealized appreciation (depreciation) on investments and futures	(620,199)	1,879,486
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,661,183	$166,879

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.41 and $.38 per share, respectively)	$(2,397,386)	$(2,594,731)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(2,397,386)	$(2,594,731)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,495,672	$1,823,022
Proceeds from reinvested dividends	1,509,351	1,647,118
Cost of shares redeemed	(11,645,304)	(12,050,827)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(8,640,281)	$(8,580,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(8,376,484)	$(11,008,539)

NET ASSETS, BEGINNING OF PERIOD	67,469,763	78,478,302

NET ASSETS, END OF PERIOD	$59,093,279	$67,469,763
Undistributed Net Investment Income	$161	$843

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations - The Kansas Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration.  On November 15, 1990, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

	July 31, 2006	July 29, 2005
Tax-exempt Income	$2,397,386	$2,594,731
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$2,397,386	$2,594,731

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($8,982,250)	$1,754,222	($7,228,028)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $8,982,250 which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,398,834
2013	$2,680,174
2014	$388,935

For the year ended July 31, 2006, the Fund made $1,671,432 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $326,177.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 5,565,714 and 6,380,549 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

Shares sold	140,843	168,753
Shares issued on reinvestment of dividends	142,220	152,906
Shares redeemed	(1,097,898)	(1,118,987)
Net increase (decrease)	(814,835)	(797,328)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $234,325 of investment advisory fees after partial waiver for the year ended July 31, 2006.  The Fund has a payable to Integrity Money Management of $20,018 at July 31, 2006, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment adviser and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.03% for the year ended July 31, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $156,955 of distribution fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Funds Distributor of $12,321 at July 31, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $75,818 of transfer agency fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $6,012 at July 31, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $54,193 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $4,388 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $62,782 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $4,928 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $7,378,340 and $13,478,959, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $57,828,908.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,754,061, which is comprised of $1,855,223 aggregate gross unrealized appreciation and $101,162 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights  July 31, 2006

Selected per share data and ratios for the periods indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.57	$10.93	$11.19	$11.78	$11.92

Income from Investment Operations:
Net investment income	$.41	$.38	$.45	$.51	$.55
Net realized and unrealized gain (loss) on investment and futures transactions	.05	(.36)	(.26)	(.59)	(.14)
Total Income (Loss) From Investment Operations	$.46	$.02	$.19	$(.08)	$.41

Less Distributions:
Dividends from net investment income	$(.41)	$(.38)	$(.45)	$(.51)	$(.55)
Distributions from net capital gains	.00	.00	.00	.00	.00
Total Distributions	$(.41)	$(.38)	$(.45)	$(.51)	$(.55)

NET ASSET VALUE, END OF PERIOD	$10.62	$10.57	$10.93	$11.19	$11.78

Total Return	4.39%(A)	0.22%(A)	1.71%(A)	(0.75%)(A)	3.48%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$59,093	$67,470	$78,478	$88,850	$98,992
Ratio of net expenses (after expense assumption) to average net assets	1.03%(B)	0.97%(B)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.82%	3.56%	4.05%	4.39%	4.61%
Portfolio turnover rate	12.31%	44.85%	17.29%	23.78%	5.74%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $79,585, $130,764, $127,695, $52,479, and $22,656, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.15%, 1.15%, 1.10%, 1.01%, and 0.97%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$.034902	-	-
September 30, 2005	September 30, 2005	$.034118	-	-
October 31, 2005	October 31, 2005	$.033700	-	-
November 30, 2005	November 30, 2005	$.033958	-	-
December 30, 2005	December 30, 2005	$.034569	-	-
January 31, 2006	January 31, 2006	$.034372	-	-
February 28, 2006	February 28, 2006	$.033560	-	-
March 31, 2006	March 31, 2006	$.033088	-	-
April 28, 2006	April 28, 2006	$.031301	-	-
May 31, 2006	May 31, 2006	$.035720	-	-
June 30, 2006	June 30, 2006	$.033582	-	-
July 31, 2006	July 31, 2006	$.033638	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006,  the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the year ended July 31, 2006 and each of the four years in the period ended July 29, 2005.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Municipal Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 8, 2006

Dear Shareholder:

Enclosed is the report of the Kansas Insured Intermediate Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices.  In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The Kansas Insured Intermediate Fund began the period at $10.94 per share and ended the period at $10.95 per share for a total return of 4.06%*.  This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index return of 2.15% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Dodge City Schools, 5.75% coupon and Hays Medical Center, 5.50% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as Morton County Schools, 4.00% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows: AAA 100%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	100%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC-Health Care	26.3%
H-Housing	23.6%
S-School	22.3%
W/S-Water/Sewer	9.5%
U-Utilities	6.2%
T-Transportation	4.6%
O-Other	4.3%
G-Government	3.2%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006, to July 31, 2006.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,026.40	$3.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.91	$3.79

* Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 180/361 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 2.64% for the six-month period of January 31, 2006, to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

For periods ending July 31, 2006

					Since Inception (November 23, 1992)
Kansas Insured Intermediate Fund	1 year	3 Year	5 year	10 year
Without sales charge	4.06%	1.86%	2.19%	3.13%	3.90%
With sales charge (2.75%)	1.20%	0.91%	1.61%	2.85%	3.69%

Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	3 Year	5 year	10 year	Since Inception (November 23, 1992)
	2.15%	3.55%	4.32%	2.13%	5.48%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund w/o Sales Charge	Kansas Insured Intermediate Fund w/ Max Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/1996	$10,000	$9,729	$10,000
1997	$10,476	$10,191	$10,864
1998	$10,807	$10,514	$11,435
1999	$11,208	$10,903	$11,810
2000	$11,449	$11,138	$12,353
2001	$12,220	$11,888	$13,487
2002	$12,723	$12,377	$14,448
2003	$13,883	$12,534	$15,005
2004	$12,181	$12,823	$15,687
2005	$13,083	$12,728	$16,308
2006	$13,614	$13,245	$16,642

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (95.7%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$250,000	$260,215
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	832,301
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	106,138
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	246,670
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/15	250,000	267,918
Johnson Cty., KS USD #232 FSA	Aaa/NR	5.000	09/01/15	100,000	106,895
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	396,004
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	322,077
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	260,335
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	328,601
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	455,418
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	381,705
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	381,510
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. 5.500% 11/15/17 MBIA	Aaa/NR	5.500	11/15/17	100,000	102,250
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	908,113
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	267,080
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	610,403
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	447,229
Morton Cnty, KS USD# 217 FSA	Aaa/AAA	4.000	09/01/10	100,000	100,099
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	300,000	304,830
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	493,604
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	190,000	203,382
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	507,635
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	225,000	227,887
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,042,580
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	109,251
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	254,655
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	375,000	378,997
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	435,000	441,438
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	349,307
#Wyandotte Cty, Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	520,835
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	271,292
TOTAL KANSAS MUNICIPAL BONDS (COST: $11,604,839)					$11,886,654

SHORT-TERM SECURITIES (3.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				391,452	$391,452
TOTAL SHORT-TERM SECURITIES (COST: $391,452)					$391,452

TOTAL INVESTMENTS IN SECURITIES (COST: $11,996,291)					$12,278,106
OTHER ASSETS LESS LIABILITIES					140,588

NET ASSETS					$12,418,694

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $11,996,291)	$12,278,106
Cash	809
Accrued interest receivable	190,636
Accrued dividends receivable	861
Prepaid expenses	1,976
Receivable from manager	210

Total Assets	$12,472,598

LIABILITIES
Dividends payable	$41,166
Payable to affiliates	5,855
Accrued expenses	6,883

Total Liabilities	$53,904

NET ASSETS	$12,418,694

Net assets are represented by:
Paid-in capital	$13,528,802
Accumulated undistributed net realized gain (loss) on investments and futures	(1,391,923)
Unrealized appreciation (depreciation) on investments	281,815
Total amount representing net assets applicable to 1,134,356 outstanding shares of no par common stock (unlimited shares authorized)	$12,418,694

Net asset value per share	$10.95
Public offering price (based on sales charge of 2.75%)	$11.26

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$594,502
Dividends	10,087
Total Investment Income	$604,589

EXPENSES
Investment advisory fees	$65,298
Administrative service fees	18,050
Transfer agent fees	19,986
Accounting service fees	30,596
Custodian fees	2,752
Transfer agent out-of-pockets	835
Professional fees	7,566
Trustees fees	2,179
Reports to shareholders	2,167
Registration and filing fees	1,319
Insurance expense	227
Legal fees	985
Audit expense	8,282
Total Expenses	$160,242
Less expenses waived or absorbed by the Fund’s manager	(62,295)
Total Net Expenses	$97,947

NET INVESTMENT INCOME	$506,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$26,889
Futures transactions	360,132
Net change in unrealized appreciation (depreciation) of:
Investments	(290,249)
Futures	(95,514)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$1,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$507,900

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets

For the year ended July 31, 2006, and the year ended July 29, 2005

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$506,642	$599,720
Net realized gain (loss) on investment and futures transactions	387,021	(899,793)
Net change in unrealized appreciation (depreciation) on investments and futures	(385,763)	180,986
Net Increase (Decrease) in Net Assets Resulting From Operations	$507,900	$(119,087)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.43 and $.42 per share, respectively)	$(506,639)	$(599,718)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(506,639)	$(599,718)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$680,818	$1,323,793
Proceeds from reinvested dividends	305,774	352,495
Cost of shares redeemed	(3,049,064)	(3,460,076)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,062,472)	$(1,783,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,061,211)	$(2,502,593)

NET ASSETS, BEGINNING OF PERIOD	14,479,905	16,982,498

NET ASSETS, END OF PERIOD	$12,418,694	$14,479,905
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations - Kansas Insured Intermediate Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration.  On November 23, 1992, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$506,639	$599,718
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$506,639	$599,718

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,391,923)	$281,815	($1,110,108)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $1,391,923, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2007	$27,100
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2006, the Fund made $36,266 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 1,134,356 and 1,323,367 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

Shares

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

Shares sold	62,142	117,576
Shares issued on reinvestment of dividends	27,989	31,410
Shares redeemed	(279,142)	(309,665)
Net increase (decrease)	(189,011)	(160,679)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $4,718 of investment advisory fees after partial waiver for the year ended July 31, 2006.  The Fund has a payable to Integrity Money Management of $0 at July 31, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis.  The investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the year ended July 31, 2006.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $19,986 of transfer agency fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $1,596 at July 31, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $30,596 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $2,518 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $18,050 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $1,500 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $513,826 and $2,240,437, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,996,291.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $281,815, which is comprised of $290,227 aggregate gross unrealized appreciation and $8,412 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.94	$11.44	$11.60	$11.91	$11.93

Income from Investment Operations:
Net investment income	$.43	$.42	$.43	$.46	$.50
Net realized and unrealized gain (loss) on investment and futures transactions	.01	(.50)	(.16)	(.31)	(.02)
Total Income (Loss) From Investment Operations	$.44	$(.08)	$.27	$.15	$.48

Less Distributions:
Dividends from net investment income	$(.43)	$(.42)	$(.43)	$(.46)	$(.50)
Distributions from net capital gains	.00	.00	.00	.00	.00
Total Distributions	$(.43)	$(.42)	$(.43)	$(.46)	$(.50)

NET ASSET VALUE, END OF PERIOD	$10.95	$10.94	$11.44	$11.60	$11.91

Total Return	4.06%(A)	(0.75%)(A)	2.31%(A)	1.26%(A)	4.12%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,419	$14,480	$16,982	$18,477	$18,633
Ratio of net expenses (after expense assumption) to average net assets	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)
Ratio of net investment income to average net assets	3.89%	3.71%	3.67%	3.89%	4.20%
Portfolio turnover rate	4.15%	1.81%	4.39%	26.23%	9.04%

(A) Excludes maximum sales charge of 2.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $62,295, $57,567, $58,289, $36,281, and $30,501, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.23%, 1.10%, 1.08%, 0.94%, and 0.91%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$.035692	-	-
September 30, 2005	September 30, 2005	$.034419	-	-
October 31, 2005	October 31, 2005	$.034792	-	-
November 30, 2005	November 30, 2005	$.035486	-	-
December 30, 2005	December 30, 2005	$.035133	-	-
January 31, 2006	January 31, 2006	$.034988	-	-
February 28, 2006	February 28, 2006	$.035183	-	-
March 31, 2006	March 31, 2006	$.035505	-	-
April 28, 2006	April 28, 2006	$.033559	-	-
May 31, 2006	May 31, 2006	$.038694	-	-
June 30, 2006	June 30, 2006	$.036264	-	-
July 31, 2006	July 31, 2006	$.036257	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Kansas Insured Intermediate Fund

We have audited the accompanying statement of assets and liabilities of the Kansas Insured Intermediate Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006,  the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the year ended July 31, 2006 and each of the four years in the period ended July 29, 2005.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kansas Insured Intermediate Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 8, 2006

Dear Shareholder:

Enclosed is the report of the Maine Municipal Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger, the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices.  In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The Maine Municipal Fund began the period at $10.45 per share and ended the period at $10.52 per share for a total return of 4.12%*.  This compares to the Lehman Brothers Municipal Bond Index return of 2.55% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Maine Health & Higher Education, 5.55% coupon, Maine Municipal Bond Bank, 5.62% coupon and Maine Turnpike, 5.75% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as Scarborough General Obligation, 4.00% coupon and University of Maine, 4.25% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows, AAA 78.0%, AA 18.9%, A 2.5% and BBB 0.6%.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	78.0%
AA	18.9%
A	2.5%
BBB	0.6%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T-Transportation	32.5%
I-Industrial	19.4%
G-Government	19.0%
HC-Health Care	8.7%
S-School	7.4%
O-Other	5.8%
U-Utilities	3.9%
W/S-Water/Sewer	3.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006 to July 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,034.00	$5.36
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.38	$5.33

* Expenses are equal to the annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 180/362 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 3.40% for the six-month period of January 31, 2006 to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2006
					Since Inception (December 5, 1991)
Maine Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.12%	2.42%	2.92%	4.17%	5.02%
With sales charge (4.25%)	(0.27%)	0.95%	2.04%	3.71%	4.71%

					Since Inception (December 5, 1991)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	2.55%	4.89%	4.99%	5.82%	6.33%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Maine Municipal Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund w/o Sales Charge	Maine Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,571	$10,000
1997	$10,798	$10,335	$11,027
1998	$11,321	$10,835	$11,687
1999	$11,623	$11,125	$12,024
2000	$12,067	$11,549	$12,542
2001	$13,024	$12,465	$13,808
2002	$13,697	$13,110	$14,735
2003	$14,002	$13,402	$15,264
2004	$14,555	$13,932	$16,147
2005	$14,448	$13,829	$17,174
2006	$15,043	$14,398	$17,613

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (71.3%)
Bar Harbor, ME	A-1/NR	6.450%	06/01/09	$75,000	$80,568
Bath, ME	A/NR	7.400	12/01/06	15,000	15,305
Bath, ME	A/NR	7.450	12/01/07	30,000	31,453
Bath, ME	A/NR	7.500	12/01/08	20,000	21,711
Bath, ME MBIA	Aaa/AAA	5.625	03/01/09	25,000	25,500
Brewer, ME	A/A	4.600	11/01/17	210,000	218,408
Bucksport, ME	NR/A-	7.150	04/01/07	25,000	25,718
Ellsworth, ME	A/NR	7.200	07/01/08	25,000	26,551
Freeport, ME	Aa-3/AA	7.250	09/01/10	20,000	22,609
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/22	155,000	153,346
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/23	155,000	154,726
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/24	155,000	155,188
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/14	100,000	101,557
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/14	75,000	79,740
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/21	500,000	514,355
Kittery, ME	A/AA	5.200	01/01/09	25,000	25,845
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/22	500,000	520,795
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/24	250,000	262,192
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/08	25,000	25,362
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/16	250,000	268,883
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/07	250,000	255,945
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/25	340,000	356,269
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/13	195,000	217,706
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/11	25,000	25,586
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/10	550,000	565,186
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur.) FSA	Aaa/AAA	5.550	07/01/08	150,000	150,000
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/07	175,000	176,363
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/14	5,000	5,013
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/07	130,000	130,325
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/06	260,000	261,604
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/16	1,000,000	1,075,660
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/24	100,000	103,826
Maine State (Highway)	Aa-3/AA-	5.000	06/15/11	200,000	210,540
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/10	100,000	101,758
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/10	75,000	78,383
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/12	100,000	103,381
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/28	750,000	823,800
Portland, ME	Aa-1/AA	5.000	09/01/13	60,000	63,464
#Portland, ME	Aa-1/AA	5.300	06/01/13	790,000	802,972
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/32	500,000	517,105
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/31	250,000	241,290
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/32	480,000	463,114
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/13	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/08	150,000	156,554
South Portland, ME	Aa-1/NR	5.800	09/01/11	40,000	43,944
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/07	50,000	50,667
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/24	100,000	104,075
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/25	200,000	190,648
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/07	240,000	243,240
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/20	180,000	179,372
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/14	415,000	415,618
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/07	130,000	132,375
Winthrop, ME	A-3/NR	5.300	08/01/06	25,000	25,000
Winthrop, ME	A-3/NR	5.400	08/01/07	25,000	25,423
Yarmouth, ME	Aa-3/AA-	5.000	11/15/19	500,000	526,515
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/09	250,000	261,578
York, ME G.O.	NR/AA	4.000	09/01/10	75,000	76,153
TOTAL MAINE MUNICIPAL BONDS					$13,355,264

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	10,897
TOTAL GUAM MUNICIPAL BONDS					$10,897

PUERTO RICO MUNICIPAL BONDS (21.5%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	833,077
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,960,000	2,183,185
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/2015	1,000,000	1,007,500
TOTAL PUERTO RICO MUNICIPAL BONDS					$4,023,762

VIRGIN ISLANDS MUNICIPAL BONDS (3.0%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/2007	35,000	35,196
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	520,690
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$555,886

TOTAL MUNICIPAL BONDS (COST: $17,470,424)					$17,945,809

SHORT-TERM SECURITIES (3.4%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				627,000	$627,000
Goldman Sachs Financial Square Tax-Free Money Market				17,711	17,711
TOTAL SHORT-TERM SECURITIES (COST: $644,711)					$644,711

TOTAL INVESTMENTS IN SECURITIES (COST: $18,115,135)					$18,590,520
OTHER ASSETS LESS LIABILITIES					137,650

NET ASSETS					$18,728,170

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $18,115,135)	$18,590,520
Receivable for fund shares sold	38,000
Accrued interest receivable	185,880
Accrued dividends receivable	1,329
Prepaid expenses	3,976

Total Assets	$18,819,705

LIABILITIES
Disbursements in excess of demand deposit cash	$9,841
Dividends payable	54,068
Payable to affiliates	15,045
Accrued expenses	12,581

Total Liabilities	$91,535

NET ASSETS	$18,728,170

Net assets are represented by:
Paid-in capital	$18,968,000
Accumulated undistributed net realized gain (loss) on investments and futures	(729,402)
Accumulated undistributed net investment income	14,187
Unrealized appreciation (depreciation) on investments	475,385
Total amount representing net assets applicable to 1,780,772 outstanding shares of no par common stock (unlimited shares authorized)	$18,728,170

Net asset value per share	$10.52

Public offering price (based on sales charge of 4.25%)	$10.99

The accompanying notes are an integral part of these financial statements.

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$916,295
Dividends	20,224
Total Investment Income	$936,519

EXPENSES
Investment advisory fees	$106,386
Distribution (12b-1) fees	53,193
Administrative service fees	21,277
Transfer agent fees	30,669
Transfer agent out-of-pockets	857
Accounting service fees	34,705
Reports to shareholders	2,014
Custodian fees	3,279
Professional fees	12,583
Trustees fees	2,609
Registration and filing fees	1,785
Insurance expense	871
Legal fees	1,119
Audit fees	5,177
Total Expenses	$276,524
Less expenses waived or absorbed by the Fund’s manager	(58,447)
Total Net Expenses	$218,077

NET INVESTMENT INCOME	$718,442

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(21,446)
Futures transactions	654,851
Net change in unrealized appreciation (depreciation) of:
Investments	(330,569)
Futures	(216,897)
Net Realized and Unrealized Gain (Loss) On Investments and Futures	$85,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$804,381

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets

For the year ended July 31, 2006, and the year ended July 29, 2005

	For The Year Ended July 31, 2006	For the Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$718,442	$937,213
Net realized gain (loss) on investment and futures transactions	633,405	(1,778,890)
Net change in unrealized appreciation (depreciation) on investments and futures	(547,466)	648,836
Net Increase (Decrease) in Net Assets Resulting From Operations	$804,381	$(192,841)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.35 and $.35 per share, respectively)	$(712,764)	$(931,874)
Distributions from net realized gain on investment and futures transactions ($.00 and $.22 per share, respectively)	0	(603,548)
Total Dividends and Distributions	$(712,764)	$(1,535,422)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$783,051	$1,802,597
Proceeds from reinvested dividends	407,076	891,500
Cost of shares redeemed	(7,528,806)	(7,673,523)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(6,338,679)	$(4,979,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(6,247,062)	$(6,707,689)

NET ASSETS, BEGINNING OF PERIOD	24,975,232	31,682,921

NET ASSETS, END OF PERIOD	$18,728,170	$24,975,232
Undistributed Net Investment Income	$14,187	$8,509

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations - The Maine Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine state income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Maine Municipal Fund became a series of Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund.  The Maine TaxSaver Bond Fund commenced operations on December 5, 1991.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$712,764	$931,874
Ordinary Income	0	166,154
Long-term Capital Gains	0	437,394
Total	$712,764	$1,535,422

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($729,402)	$489,572	($239,830)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $729,402 which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$729,402

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 1,780,772 and 2,390,215 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

Shares sold	75,280	164,667
Shares issued on reinvestment of dividends	39,039	82,708
Shares redeemed	(723,762)	(712,403)
Net increase (decrease)	(609,443)	(465,028)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $47,940 of investment advisory fees after partial waiver for the year ended July 31, 2006.  The Fund has a payable to Integrity Money Management of $3,773 at July 31, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.02% for the year ended July 31, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $53,193 of distribution fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Funds Distributor of $3,891 at July 31, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $30,669 of transfer agency fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $2,274 at July 31, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $34,705 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $2,778 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $21,277 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $1,557 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $320,281 and $4,908,014, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $18,115,135.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $475,385, which is comprised of $566,854 aggregate gross unrealized appreciation and $91,469 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$11.10	$11.19	$11.35	$10.97	$11.06

Income from Investment Operations:
Net investment income	$.35	$.35	$.13	$.39	$.39	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	.07	(.43)	(.09)	(.10)	.38	(.09)
Total Income (Loss) From Investment Operations	$.42	$(.08)	$.04	$.29	$.77	$.33

Less Distributions:
Dividends from net investment income	$(.35)	$(.35)	$(.13)	$(.39)	$(.39)	$(.42)
Distributions from net capital gains	.00	(.22)	.00	(.06)	.00	.00
Total Distributions	$(.35)	$(.57)	$(.13)	$(.45)	$(.39)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.52	$10.45	$11.10	$11.19	$11.35	$10.97

Total Return	4.12%(A)	(0.74%)(A)	1.23%(A)(C)	2.56%(A)	7.16%(A)	3.06%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$18,728	$24,975	$31,683	$33,270	$37,847	$38,033
Ratio of net expenses (after expense assumption) to average net assets	1.02%(B)	0.97%(B)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.35%	3.24%	3.49%(C)	3.44%	3.49%	3.82%
Portfolio turnover rate	1.60%	4.87%	1.92%	34.40%	26.00%	13.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Mutual Funds, Inc. assumed/waived expenses of $58,447, $86,089 and $29,051.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.30%, 1.27% and 1.22%.  For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658.  For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969 (2003) and $133,718 (2002).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22% and 1.32%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$0.029635	-	-
September 30, 2005	September 30, 2005	$0.029071	-	-
October 31, 2005	October 31, 2005	$0.025750	-	-
November 30, 2005	November 30, 2005	$0.027670	-	-
December 30, 2005	December 30, 2005	$0.030055	-	-
January 31, 2006	January 31, 2006	$0.029739	-	-
February 28, 2006	February 28, 2006	$0.029698	-	-
March 31, 2006	March 31, 2006	$0.029618	-	-
April 28, 2006	April 28, 2006	$0.027790	-	-
May 31, 2006	May 31, 2006	$0.032214	-	-
June 30, 2006	June 30, 2006	$0.030228	-	-
July 31, 2006	July 31, 2006	$0.030352	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Maine Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Maine Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the years ended July 31, 2006 and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended March 31, 2003, and 2002 were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on the respective highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maine Municipal Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the years ended July 31, 2006 and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

September 8, 2006

Dear Shareholder:

Enclosed is the report of the operations of the Nebraska Municipal Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger, the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices.  In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The Nebraska Municipal Fund began the period at $10.11 per share and ended the period at $10.20 per share for a total return of 4.90%*.  This compares to the Lehman Brothers Municipal Bond Index return of 2.55% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Lancaster County Public Building, 5.80% coupon; Nebraska Student Loan, 5.87% coupon; and Platte County Hospital, 6.15% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as Douglas County Public Building, 4.00% coupon and Metropolitan Community College, 4.50% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows, AAA 56.4%, AA 34.6%, A 2.3%, BBB 2.4% and NR 4.3%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures”, the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA”, “AA”, “A” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	56.4%
AA	34.6%
A	2.3%
BBB	2.4%
NR	4.3%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

S – School	31.0%
HC – Health Care	20.7%
U – Utilities	14.6%
O – Other	12.3%
I – Industrial	7.6%
T – Transportation	5.9%
W/S – Water/Sewer	4.2%
H – Housing	3.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006 to July 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,029.66	$5.36
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.38	$5.33

* Expenses are equal to the annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 180/362 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 2.97% for the six-month period of January 31, 2006 to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2006
					Since Inception (November 17, 1993)
Nebraska Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.90%	2.74%	2.28%	3.88%	3.86%
With sales charge (4.25%)	0.43%	1.27%	1.40%	3.42%	3.51%

					Since Inception (November 17, 1993)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	2.55%	4.89%	4.99%	5.82%	5.62%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund w/o Sales Charge	Nebraska Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,574	$10,000
1997	$10,757	$10,298	$11,027
1998	$11,182	$10,705	$11,687
1999	$11,609	$11,114	$12,024
2000	$11,875	$11,368	$12,542
2001	$13,064	$12,507	$13,808
2002	$13,595	$13,015	$14,735
2003	$13,485	$12,910	$15,264
2004	$13,969	$13,373	$16,147
2005	$13,943	$13,348	$17,174
2006	$14,626	$14,002	$17,613

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (93.8%)
Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$253,840
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Ba-1/BBB	5.650	02/01/2022	700,000	700,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	403,809
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,076,650
Douglas Cty., NE G.O.	Aa/AA+	4.750	12/01/2025	250,000	255,393
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	257,870
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	346,569
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	260,718
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,675
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	230,000	233,450
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	501,250
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/2020	750,000	750,000
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	151,409
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	518,450
Hall Cnty, NE Sch Dist #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	525,710
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,465
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/2019	1,400,000	1,440,474
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AA+	5.250	01/15/2021	500,000	529,275
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AA+	5.250	01/15/2022	500,000	530,785
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	258,085
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	228,699
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/2018	475,000	486,875
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/2023	850,000	871,250
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,037,690
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	599,466
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	256,563
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,000,570
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	816,216
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	220,000	223,084
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	408,020
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	985,000	991,235
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	102,197
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,062,980
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/2017	200,000	204,442
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/2018	20,000	20,077
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/2026	25,000	25,080
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	25,000	25,567
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	60,000	60,770
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	65,000	66,200
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	255,000	259,205
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	430,295
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,049,670
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	495,000	507,108
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/2007	165,000	166,501
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	411,060
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	794,842
Omaha-Douglas Public Building Commission	Aa/AA+	4.000	05/01/2020	1,000,000	946,860
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	261,315
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	524,205
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/2015	330,000	366,729
Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,042,240
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	744,874
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/2029	1,000,000	1,092,020
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	256,677
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	507,175
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev.	NR/AA	5.650	05/01/2012	100,000	105,013
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev.	NR/AA	6.150	05/01/2030	250,000	271,107
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	203,550
Saunders Cty, NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	259,840
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	261,265

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,970,769)					$28,833,409

SHORT-TERM SECURITIES (5.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,054,000	$1,054,000
Goldman Sachs Financial Square Tax-Free Money Market				713,816	713,816
TOTAL SHORT-TERM SECURITIES (COST: $1,767,816)					$1,767,816

TOTAL INVESTMENTS IN SECURITIES (COST: $29,738,585)					$30,601,225
OTHER ASSETS LESS LIABILITIES					141,084

NET ASSETS					$30,742,309

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $29,738,585)	$30,601,225
Accrued interest receivable	399,958
Accrued dividends receivable	4,700
Prepaid expenses	3,782

Total Assets	$31,009,665

LIABILITIES
Dividends payable	$100,441
Payable to affiliates	24,723
Accrued expenses	9,533
Payable for fund shares redeemed	45,252
Disbursements in excess of demand deposit cash	87,407

Total Liabilities	$267,356

NET ASSETS	$30,742,309

Net assets are represented by:
Paid-in capital	$33,163,829
Accumulated undistributed net realized gain (loss) on investments and futures	(3,311,947)
Accumulated undistributed net investment income	27,787
Unrealized appreciation (depreciation) on investments	862,640
Total amount representing net assets applicable to 3,013,698 outstanding shares of no par common stock (unlimited shares authorized)	$30,742,309

Net asset value per share	$10.20
Public offering price (based on sales charge of 4.25%)	$10.65

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$1,516,118
Dividends	52,834
Total Investment Income	$1,568,952

EXPENSES
Investment advisory fees	$159,054
Distribution (12b-1) fees	79,527
Administrative service fees	31,811
Transfer agent fees	43,014
Accounting service fees	39,972
Transfer agent out-of-pockets	2,170
Reports to shareholders	3,568
Custodian fees	5,837
Professional fees	12,091
Trustees fees	3,145
Registration and filing fees	1,358
Insurance expense	1,047
Legal fees	3,243
Audit fees	7,261
Total Expenses	$393,098
Less expenses waived or absorbed by the Fund’s manager	(66,312)
Total Net Expenses	$326,786

NET INVESTMENT INCOME	$1,242,166

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$50,267
Futures transactions	837,345
Net change in unrealized appreciation (depreciation) of:
Investments	(489,584)
Futures	(119,852)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$278,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,520,342

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets
For the year ended July 31, 2006 and the year ended July 29, 2005

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,242,166	$1,386,203
Net realized gain (loss) on investment and futures transactions	887,612	(1,642,888)
Net change in unrealized appreciation (depreciation) on investments and futures	(609,436)	188,034
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,520,342	$(68,651)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.40 and $.42 per share, respectively)	$(1,238,147)	$(1,382,244)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,238,147)	$(1,382,244)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,505,567	$2,743,184
Proceeds from reinvested dividends	826,643	925,582
Cost of shares redeemed	(4,359,905)	(4,411,711)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,027,695)	$(742,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,745,500)	$(2,193,840)

NET ASSETS, BEGINNING OF PERIOD	32,487,809	34,681,649

NET ASSETS, END OF PERIOD	$30,742,309	$32,487,809
Undistributed Net Investment Income	$27,787	$24,899

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations - The Nebraska Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  IntegrityManaged Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration.  On November 17, 1993, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The values of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$1,238,147	$1,382,244
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,238,147	$1,382,244

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,311,947)	$890,427	($2,421,520)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $3,311,947, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$144,610
2009	$158,911
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 3,013,698 and 3,213,649 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005
Shares sold	148,688	265,240
Shares issued on reinvestment of dividends	81,633	89,771
Shares redeemed	(430,272)	(429,088)
Net increase (decrease)	(199,951)	(74,077)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $92,742 of investment advisory fees after partial waiver for the year ended July 31, 2006.  The Fund has a payable to Integrity Money Management of $8,456 at July 31, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory contract, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required by the advisory or other agreements from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.03% for the year ended July 31, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $79,527 of distribution fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Funds Distributor of $6,427 at July 31, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $43,014 of transfer agency fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $3,494 at July 31, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $39,972 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $3,285 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $31,811 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $2,571 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,298,553 and $5,991,200, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,738,585.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $862,640, which is comprised of $917,969 aggregate gross unrealized appreciation and $55,329 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights  July 31, 2006

Selected per share data and ratios for the period indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.11	$10.55	$10.62	$11.17	$11.23

Income from Investment Operations:
Net investment income	$.40	$.42	$.45	$.47	$.51
Net realized and unrealized gain (loss) on investment and futures transactions	.09	(.44)	(.07)	(.55)	(.06)
Total Income (Loss) From Investment Operations	$.49	$(.02)	$.38	$(.08)	$.45

Less Distributions:
Dividends from net investment income	$(.40)	$(.42)	$(.45)	$(.47)	$(.51)
Distributions from net capital gains	.00	.00	.00	.00	.00
Total Distributions	$(.40)	$(.42)	$(.45)	$(.47)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.20	$10.11	$10.55	$10.62	$11.17

Total Return	4.90%(A)	(0.18)%(A)	3.59%(A)	(0.81)%(A)	4.06%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$30,742	$32,488	$34,682	$36,718	$37,273
Ratio of net expenses (after expense assumption) to average net assets	1.03%(B)	0.98%(B)	0.95%(B)	0.92%(B)	0.82%(B)
Ratio of net investment income to average net assets	3.89%	4.07%	4.18%	4.24%	4.52%
Portfolio turnover rate	14.63%	4.36%	8.95%	9.48%	13.08%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $66,312, $84,449, $93,640, $62,679, and $99,292, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.24%, 1.22%, 1.21%, 1.08%, and 1.08%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$.035173	-	-
September 30, 2005	September 30, 2005	$.032515	-	-
October 31, 2005	October 31, 2005	$.032634	-	-
November 30, 2005	November 30, 2005	$.033171	-	-
December 30, 2005	December 30, 2005	$.032076	-	-
January 31, 2006	January 31, 2006	$.032774	-	-
February 28, 2006	February 28, 2006	$.032933	-	-
March 31, 2006	March 31, 2006	$.032371	-	-
April 28, 2006	April 28, 2006	$.030571	-	-
May 31, 2006	May 31, 2006	$.035245	-	-
June 30, 2006	June 30, 2006	$.033070	-	-
July 31, 2006	July 31, 2006	$.033083	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Nebraska Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Nebraska Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006,  the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the year ended July 31, 2006 and each of the four years in the period ended July 29, 2005.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nebraska Municipal Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 8, 2006

Dear Shareholder:

Enclosed is the report of the New Hampshire Municipal Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger, the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices.  In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The New Hampshire Municipal Fund began the period at $10.20 per share and ended the period at $10.25 per share, for a total return of 3.76%*.  This compares to the Lehman Brothers Municipal Bond Index return of 2.55% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Exeter Sewer, 6.25% coupon; New Hampshire Turnpike, 6.75% coupon; and Oyster River Schools, 5.85% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as Hampton General Obligation, 4.00% coupon and Nashua General Obligation, 4.00% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues.  Credit quality for the period was as follows: AAA 71.7%, AA 18.9% and A 9.4%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	71.7%
AA	18.9%
A	9.4%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T - Transportation	31.0%
S - School	21.1%
HC - Health Care	16.0%
I - Industrial	14.7%
GO - General Obligation	10.3%
O - Other	6.9%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006 to July 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,024.90	$5.34
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.38	$5.33

* Expenses are equal to the annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 180/362 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 2.49% for the six-month period of January 31, 2006 to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2006
					Since Inception (December 31, 1992)
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	3.76%	2.19%	2.82%	4.12%	4.59%
With sales charge (4.25%)	(0.63%)	0.73%	1.92%	3.67%	4.26%

					Since Inception (December 31, 1992)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	2.55%	4.89%	4.99%	5.82%	6.02%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the New Hampshire Municipal Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund w/o Sales Charge	New Hampshire Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1996	$10,000	$9,573	$10,000
1997	$10,847	$10,384	$11,027
1998	$11,421	$10,933	$11,687
1999	$11,726	$11,226	$12,024
2000	$12,142	$11,623	$12,542
2001	$13,035	$12,478	$13,808
2002	$13,715	$13,129	$14,735
2003	$14,036	$13,437	$15,264
2004	$14,701	$14,073	$16,147
2005	$14,436	$13,819	$17,174
2006	$14,978	$14,338	$17,613

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (95.5%)
#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$233,010
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,364
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	103,851
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	119,219
Exeter, NH G.O.	A-1/NR	6.250	01/15/2007	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,656
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	66,938
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	300,000	286,302
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	96,873
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	96,042
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	113,198
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2006	25,000	25,537
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	21,621
Keene, NH G.O.	A-1/NR	5.150	10/15/2011	45,000	46,513
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	227,887
*Manchester, NH Public Improvement	Aa/NR	5.500	06/01/2019	200,000	215,266
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	261,313
Nashua, NH G.O. MBIA	Aaa/AAA	4.000	03/15/2017	100,000	97,365
Nashua, NH GO	Aa/AA+	5.250	09/15/2017	100,000	106,141
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/2006	50,000	50,317
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/2027	100,000	104,440
*New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/2028	285,000	293,125
#New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglas) MBIA	Aaa/AAA	5.400	01/01/2007	175,000	175,000
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,420
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,572
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	126,900
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,516
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	190,000	206,027
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	102,304
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/2016	100,000	100,952
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/2007	5,000	5,000
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	263,990
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,046
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/2011	175,000	180,980
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/2007	50,000	50,330
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,514
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2017	100,000	98,597
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	95,592
*Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	312,168
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	200,000	203,290
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$5,075,526

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	10,897
TOTAL GUAM MUNICIPAL BONDS					$10,897

TOTAL MUNICIPAL BONDS (COST: $5,100,381)					$5,086,423

SHORT-TERM SECURITIES (4.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				161,000	$161,000
Goldman Sachs Financial Square Tax-Free Money Market				81,777	81,777
TOTAL SHORT-TERM SECURITIES (COST: $242,777)					$242,777

TOTAL INVESTMENTS IN SECURITIES (COST: $5,343,158)					$5,329,200
OTHER ASSETS LESS LIABILITIES					(12,557)

NET ASSETS					$5,316,643

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $5,343,158)	$5,329,200
Accrued interest receivable	50,427
Accrued dividends receivable	638
Receivable from manager	3,461
Prepaid expenses	1,231

Total Assets	$5,384,957

LIABILITIES
Dividends payable	$14,319
Payable to affiliates	7,041
Accrued expenses	6,401
Payable for fund shares redeemed	40,553

Total Liabilities	$68,314

NET ASSETS	$5,316,643

Net assets are represented by:
Paid-in capital	$5,483,342
Accumulated undistributed net realized gain (loss) on investments and futures	(154,165)
Accumulated undistributed net investment income	1,424
Unrealized appreciation (depreciation) on investments	(13,958)
Total amount representing net assets applicable to 518,796 outstanding shares of no par common stock (unlimited shares authorized)	$5,316,643

Net asset value per share	$10.25

Public offering price (based on sales charge of 4.25%)	$10.70

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$237,343
Dividends	7,294
Total Investment Income	$244,637

EXPENSES
Investment advisory fees	$28,949
Distribution (12b-1) fees	14,473
Transfer agent fees	18,050
Administrative service fees	18,050
Accounting service fees	26,961
Custodian fees	2,150
Professional fees	6,875
Trustees fees	1,795
Reports to shareholders	1,959
Legal fees	1,809
Audit fees	7,487
Other fees	170
Total Expenses	$128,728
Less expenses waived or absorbed by the Fund’s manager	(69,311)
Total Net Expenses	$59,417

NET INVESTMENT INCOME	$185,220

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$22,307
Futures transactions	173,102
Net change in unrealized appreciation (depreciation) of:
Investments	(115,282)
Futures	(57,706)
Net Realized and Unrealized Gain (Loss) On Investments and Futures	$22,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,641

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets

For the year ended July 31, 2006 and the year ended July 29, 2005

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$185,220	$244,363
Net realized gain (loss) on investment and futures transactions	195,409	(390,784)
Net change in unrealized appreciation (depreciation) on investments and futures	(172,988)	(2,058)
Net Increase (Decrease) in Net Assets Resulting From Operations	$207,641	$(148,479)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.33 and $.33 per share, respectively)	$(184,875)	$(244,007)
Distributions from net realized gain on investment and futures transactions ($.00 and $.10 per share)	0	(72,597)
Total Dividends and Distributions	$(184,875)	$(316,604)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$298,121	$936,462
Proceeds from reinvested dividends	105,044	205,304
Cost of shares redeemed	(1,472,571)	(2,275,130)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,069,406)	$(1,133,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,046,640)	$(1,598,447)

NET ASSETS, BEGINNING OF PERIOD	6,363,283	7,961,730

NET ASSETS, END OF PERIOD	$5,316,643	$6,363,283
Undistributed Net Investment Income	$1,424	$1,078

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations – The New Hampshire Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire state interest and dividend tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the New Hampshire Municipal Fund became a series of the Integrity Managed Portfolios.  Prior to this the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund.  The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992.  The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$184,875	$244,007
Ordinary Income	0	0
Long-term Capital Gains	0	72,597
Total	$184,875	$316,604

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($154,165)	($12,534)	($166,699)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $154,165, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$154,165

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 518,796 and 623,932 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

Shares sold	29,452	89,280
Shares issued on reinvestment of dividends	10,337	19,557
Shares redeemed	(144,925)	(221,039)
Net increase (decrease)	(105,136)	(112,202)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  All investment advisory fees were waived for the year ended July 31, 2006.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser.  Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.03% for the year ended July 31, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $14,473 of distribution fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Funds Distributor of $1,120 at July 31, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $18,050 of transfer agent fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $1,500 at July 31, 2006 for transfer agent fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $26,961 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $2,224 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $18,050 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $1,500 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $439,479 and $1,255,749, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,343,158.  The net unrealized depreciation of investments for financial reporting purposes based on the cost was $13,958, which is comprised of $53,578 aggregate gross unrealized appreciation and $67,536 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights  July 31, 2006

Selected per share data and ratios for the period indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.82	$10.73	$10.88	$10.65	$10.74

Income from Investment Operations:
Net investment income	$.33	$.33	$.11	$.37	$.40	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	.05	(.52)	.09	(.15)	.30	(.09)
Total Income (Loss) From Investment Operations	$.38	$(.19)	$.20	$.22	$.70	$.33

Less Distributions:
Dividends from net investment income	$(.33)	$(.33)	$(.11)	$(.37)	$(.40)	$(.42)
Distributions from net capital gains	.00	(.10)	.00	.00	(.07)	.00
Total Distributions	$(.33)	$(.43)	$(.11)	$(.37)	$(.47)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.25	$10.20	$10.82	$10.73	$10.88	$10.65

Total Return	3.76%(A)	(1.81%)(A)	5.69%(A)(C)	2.06%(A)	6.65%(A)	3.11%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,317	$6,363	$7,962	$8,175	$10,198	$11,843
Ratio of net expenses (after expense assumption) to average net assets	1.03%(B)	0.98%(B)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.19%	3.14%	3.12%(C)	3.44%	3.71%	3.88%
Portfolio turnover rate	8.10%	17.94%	10.02%	41.53%	20.00%	21.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $69,311, $64,102 and $23,856, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.22%, 1.80% and 1.84%, respectively.  For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210.  For the period from 12/20/03 through 3/31/04, Integrity Money Management assumed/waived expenses of $21,859.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%.  In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577 (2003) and $112,886 (2002).  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03% and 1.86%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$0.028370	-	-
September 30, 2005	September 30, 2005	$0.027373	-	-
October 31, 2005	October 31, 2005	$0.027747	-	-
November 30, 2005	November 30, 2005	$0.027882	-	-
December 30, 2005	December 30, 2005	$0.027167	-	-
January 31, 2006	January 31, 2006	$0.025639	-	-
February 28, 2006	February 28, 2006	$0.027096	-	-
March 31, 2006	March 31, 2006	$0.026706	-	-
April 28, 2006	April 28, 2006	$0.024706	-	-
May 31, 2006	May 31, 2006	$0.028530	-	-
June 30, 2006	June 30, 2006	$0.027154	-	-
July 31, 2006	July 31, 2006	$0.027252	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of New Hampshire Municipal Fund

We have audited the accompanying statement of assets and liabilities of the New Hampshire Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the years ended July 31, 2006 and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended March 31, 2003, and 2002 were audited by other auditors whose report dated May 16, 2003 expressed an unqualified opinion on the respective highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Hampshire Municipal Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the years ended July 31, 2006 and July 29, 2005, the four month period ended July 30, 2004, and the year ended March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 8, 2006

Dear Shareholder:

Enclosed is the report of the operations of the Oklahoma Municipal Fund (the “Fund”) for the year ended July 31, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

As we end the period, the Federal Reserve under new chairman Ben Bernanke has raised the Federal Funds rate for the seventeenth time to 5.25% from a four-decade low of 1% in June 2004.  Longer-term yields have risen as the 10-year Treasury bond yield ended the period at 4.99% after beginning the period at 4.28%.

Rising concerns over the U.S. core consumer index’s 3.8% annualized growth through May has the Fed officials talking tough.  The Fed puts great emphasis in keeping inflation expectations under control, at the same time it is important for central banks to be forward looking and not base their policy decisions on lagging economic indicators.

The strength of the U.S. economy during the last couple of years, together with rising commodity prices has created some cyclical inflationary pressures as evidenced by gold’s rise to over $700 per ounce and crude oil’s rise to over $75 per barrel.  The key question is whether the recent rise in inflation is temporary or one that will require more hikes in the Fed Funds rate.

On the other side of the ledger the U.S. housing market continues to cool off.  Sales of single-family existing homes have declined nine out of the past twelve months.

During the past few years, rising home prices permitted consumers to borrow against the increasing equity in their homes.  As a result, consumers were able to spend in excess of their income growth and the savings rate turned negative.  Now that the housing market is slowing, consumer spending is likely to be more restrained.  U.S. consumer spending makes up two-thirds of the economy.

The slowdown in the housing markets also appears to be affecting some commodity prices. In particular, lumber prices have declined in the past few months and copper prices are no longer rising at a rapid rate. This shows that the slowdown in the housing market could dampen inflationary pressures and allow the Fed to eventually stop raising interest rates.

The Oklahoma Municipal Fund began the period at $11.00 per share and ended the period at $11.08 per share for a total return of 4.39%*.  This compares to the Lehman Brothers Municipal Bond Index return of 2.55% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio.

Given our concerns that the Federal Reserve would tighten throughout the period, we structured the Fund defensively to help mitigate the effects of rising rates.  Rather than committing a portion of the Fund’s assets to low-yielding bonds, the Fund maintained an emphasis on premium priced, higher coupon issues like Grand River Dam, 5.87% coupon; Southern Nazarene University, 6.00% coupon; and Oklahoma Turnpike, 5.25% coupon.  In rising rate environments these types of issues have typically held their value better than lower coupon issues such as Oklahoma City General Obligation, 4.25% coupon and Tulsa General Obligation, 4.50% coupon.  Also, contributing to the Fund’s overall performance was a defensive hedge using U.S. treasury futures; this strategy stabilizes net asset values in periods of rising rates.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues.  Credit quality for the period was as follows: AAA 78.1%, AA 10.3%, A 7.4% and BBB 4.2%

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

July 31, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  July 31, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

July 31, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	78.1%
AA	10.3%
A	7.4%
BBB	4.2%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.  Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

S-School	35.2%
T-Transportation	18.7%
U-Utilities	17.0%
O-Other	10.5%
HC-Health Care	6.9%
W/S-Water/Sewer	6.2%
G-Government	5.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

July 31, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 31, 2006 to July 31, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/31/06	Ending Account Value 07/31/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,029.82	$5.36
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.38	$5.33

* Expenses are equal to the annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 180/362 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 2.98% for the six-month period of January 31, 2006 to July 31, 2006.

July 31, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending July 31, 2006
					Since Inception (September 25, 1996)
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.39%	3.69%	3.35%	N/A	4.25%
With sales charge (4.25%)	(0.06)%	2.21%	2.45%	N/A	3.80%

					Since Inception (September 25, 1996)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	2.55%	4.89%	4.99%	N/A	5.92%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

July 31, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund w/o Sales Charge	Oklahoma Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

09/25/1996	$10,000	$ 9,575	$10,000
1997	$10,779	$10,321	$11,029
1998	$11,186	$10,711	$11,689
1999	$11,662	$11,166	$12,026
2000	$11,648	$11,153	$12,545
2001	$12,787	$12,243	$13,811
2002	$13,484	$12,911	$14,737
2003	$13,522	$12,947	$15,267
2004	$14,017	$13,422	$16,150
2005	$14,440	$13,827	$17,178
2006	$15,074	$14,434	$17,617

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

July 31, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Trustee Lynn Aas retired from the Board of Trustees and Jerry Stai was subsequently nominated and elected to the Board of Trustees to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave SW Ste 305 Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.; Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S Broadway Ste 15 Minot, ND 58701 58	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., and Trustee, The Integrity Funds (since May 2003).	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

July 31, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001) (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President, Secretary	Since January 1996	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (until June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, the Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and Directors of the Fund’s Investment Adviser and Principal Underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments  July 31, 2006

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (96.5%)
Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/25	$250,000	$260,868
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	538,086
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	520,615
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/36	950,000	966,692
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	548,010
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	198,699
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	856,506
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	159,444
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/24	250,000	253,970
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	204,258
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	253,308
Grand River Dam Auth., OK Rev. MBIA	Aaa/AAA	5.875	06/01/07	160,000	163,630
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	530,690
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	231,290
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	768,614
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	518,255
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	537,755
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/14	400,000	402,300
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/25	250,000	269,343
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	323,520
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	266,383
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	104,558
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	538,086
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/16	180,000	188,690
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	304,995
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/08	185,000	185,779
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	794,805
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	163,731
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	423,727
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	550,000	578,490
OK Capital Impvt. Auth. (Dept. of Mental Health-Substance Abuse) MBIA	Aaa/AAA	4.000	07/01/10	250,000	252,220
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/24	250,000	261,220
OK Capital Impvt. Auth. (Higher Ed. Projs.) Rev. AMBAC	Aaa/AAA	5.000	07/01/22	500,000	525,310
OK Capital Impvt. Auth. (Higher Ed. Projs.) Rev. AMBAC	Aaa/AAA	5.000	07/01/30	2,000,000	2,104,480
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/22	100,000	98,819
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/23	100,000	98,457
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/24	200,000	199,076
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	266,250
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/24	500,000	495,875
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/26	500,000	493,815
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	143,431
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	102,315
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	108,113
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	290,181
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	267,020
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	262,065
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	125,615
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	206,358
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	573,293
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	159,142
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	417,364
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	628,416
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	515,425
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	210,384
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	525,960
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	428,544
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	251,560
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	252,297
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/26	250,000	248,360
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	140,000	141,361
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	80,000	81,165
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	50,000	50,586
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,685,936
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	289,680
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	2,230,000	2,458,976
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	301,831
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	725,607
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	470,061
OK State Turnpike Auth. FGIC	Aaa/AAA	5.500	01/01/07	300,000	304,524
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/23	165,000	171,169
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	231,448
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/28	430,000	443,622
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	122,615
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/24	140,000	142,448
OK State Water (Loan Program) Rev.	NR/NR	5.400	09/01/15	105,000	107,546
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/16	415,000	427,711
OK State Water Resources Board Rev.	NR/NR	5.050	10/01/22	200,000	211,146
OK State Water Resources Board Rev.	NR/NR	5.125	10/01/27	500,000	529,180
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/18	435,000	441,451
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/27	500,000	531,685
OK Transportation Auth. Turnpike Sys. Rev. AMBAC	Aaa/AAA	5.000	01/01/21	100,000	104,015
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/22	360,000	352,912
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/19	250,000	274,858
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	425,000	445,349
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	787,800
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	517,520
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/20	140,000	147,151
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	258,980
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	261,055
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/25	220,000	230,635
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	262,677
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	391,912
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	262,677
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	261,275
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	261,904
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	258,390
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/24	500,000	503,970
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/23	700,000	699,356
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/26	1,035,000	1,032,930
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	255,426
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	691,426
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,048,910
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	271,415
TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $41,040,890)					$42,018,753

SHORT-TERM SECURITIES (3.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,486,000	$1,486,000
Goldman Sachs Financial Square Tax-Free Money Market				176,386	176,386
TOTAL SHORT-TERM SECURITIES (COST: $1,662,386)					$1,662,386

TOTAL INVESTMENTS IN SECURITIES (COST: $42,703,276)					$43,681,139
OTHER ASSETS LESS LIABILITIES					(118,109)

NET ASSETS					$43,563,030

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

As of July 31, 2006, the Fund has three when-issued purchases:

100,000 of OK Capital Impvt. Auth. (OK St. Bureau of Investigation); 4.375%; 07/01/22

100,000 of OK Capital Impvt. Auth. (OK St. Bureau of Investigation); 4.375%; 07/01/23

200,000 of OK Capital Impvt. Auth. (OK St. Bureau of Investigation); 4.500%; 07/01/24

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Assets and Liabilities  July 31, 2006

ASSETS
Investment in securities, at value (cost: $42,703,276)	$43,681,139
Accrued interest receivable	499,185
Accrued dividends receivable	3,648
Prepaid expenses	5,071

Total Assets	$44,189,043

LIABILITIES
Dividends payable	$127,748
Payable to affiliates	35,513
Accrued expenses	9,539
Payable for fund shares redeemed	56,928
Security purchases payable	396,285

Total Liabilities	$626,013

NET ASSETS	$43,563,030

Net assets are represented by:
Paid-in capital	$45,065,331
Accumulated undistributed net realized gain (loss) on investments and futures	(2,482,648)
Accumulated undistributed net investment income	2,484
Unrealized appreciation (depreciation) on investments	977,863
Total amount representing net assets applicable to 3,932,533 outstanding shares of no par common stock (unlimited shares authorized)	$43,563,030

Net asset value per share	$11.08
Public offering price (based on sales charge of 4.25%)	$11.57

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Operations  For the year ended July 31, 2006

INVESTMENT INCOME
Interest	$1,714,024
Dividends	34,667
Total Investment Income	$1,748,691

EXPENSES
Investment advisory fees	$190,746
Distribution (12b-1) fees	95,373
Transfer agent fees	49,986
Administrative service fees	38,149
Accounting service fees	43,141
Custodian fees	5,503
Registration and filing fees	1,450
Transfer agent out-of-pocket expense	651
Trustees fees	3,451
Reports to shareholders	3,932
Professional fees	13,390
Insurance expense	1,192
Audit fees	5,523
Legal fees	1,399
Total Expenses	$453,886
Less expenses waived or absorbed by the Fund’s manager	(60,854)
Total Net Expenses	$393,032

NET INVESTMENT INCOME	$1,355,659

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(9,094)
Futures transactions	798,747
Net change in unrealized appreciation (depreciation) of:
Investments	(342,707)
Futures	(133,681)
Net Realized And Unrealized Gain (Loss) On Investments And Futures	$313,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,668,924

The accompanying notes are an integral part of these financial statements.

Financial Statements  July 31, 2006

Statement of Changes in Net Assets

For the year ended July 31, 2006, and the year ended July 29, 2005

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,355,659	$1,295,748
Net realized gain (loss) on investment and futures transactions	789,653	(1,576,249)
Net change in unrealized appreciation (depreciation) on investments and futures	(476,388)	1,333,493
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,668,924	$1,052,992

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.39 and $.40 per share, respectively)	$(1,354,904)	$(1,295,062)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,354,904)	$(1,295,062)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$15,763,169	$3,748,580
Proceeds from reinvested dividends	576,842	617,406
Cost of shares redeemed	(7,978,446)	(4,708,343)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$8,361,565	$(342,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$8,675,585	$(584,427)

NET ASSETS, BEGINNING OF PERIOD	34,887,445	35,471,872

NET ASSETS, END OF PERIOD	$43,563,030	$34,887,445
Undistributed Net Investment Income	$2,484	$1,731

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  July 31, 2006

Note 1.  ORGANIZATION

Business operations - Oklahoma Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration.  On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma state income tax, as is consistent with preservation of capital.  Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

When-issued securities – The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$1,354,904	$1,295,062
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,354,904	$1,295,062

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,482,648)	$980,347	($1,502,301)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $2,482,648, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	$375,368
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of July 31, 2006, there were unlimited shares of no par authorized; 3,932,533 and 3,172,765 shares were outstanding at July 31, 2006, and July 29, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005
Shares sold	1,433,102	338,746
Shares issued on reinvestment of dividends	52,488	55,833
Shares redeemed	(725,822)	(425,961)
Net increase (decrease)	759,768	(31,382)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $129,892 of investment advisory fees after partial waiver for the year ended July 31, 2006.  The Fund has a payable to Integrity Money Management of $14,281 at July 31, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.03% for the year ended July 31, 2006.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $95,373 of distribution fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Funds Distributor of $9,036 at July 31, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $25 million, and 0.10% of the Fund’s net assets in excess of $50 million, with a minimum of $1,500 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month is charged for each additional share class.  The Fund has recognized $49,986 of transfer agent fees and expenses for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $4,642 at July 31, 2006 for transfer agent fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $43,141 of accounting service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $3,807 at July 31, 2006 for accounting service fees.  Integrity Fund Services also acts as administrator for the Fund.  The Fund pays to Integrity Fund Services a monthly fee calculated at the rate of 0.10% of average daily net assets with a minimum of $1,500 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $38,149 of administrative service fees for the year ended July 31, 2006.  The Fund has a payable to Integrity Fund Services of $3,614 at July 31, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $10,839,040 and $1,684,411, respectively, for the year ended July 31, 2006.

Note 6.  INVESTMENT IN SECURITIES

At July 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $42,703,276.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $977,863, which is comprised of $1,158,825 aggregate gross unrealized appreciation and $180,962 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Financial Highlights  July 31, 2006

Selected per share data and ratios for the period indicated

	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$11.00	$11.07	$11.09	$11.54	$11.47

Income from Investment Operations:
Net investment income	$.39	$.40	$.42	$.49	$.55
Net realized and unrealized gain (loss) on investment and futures transactions	.08	(.07)	(.02)	(.45)	.07
Total Income (Loss) From Investment Operations	$.47	$.33	$.40	$.04	$.62

Less Distributions:
Dividends from net investment income	$(.39)	$(.40)	$(.42)	$(.49)	$(.55)
Distributions from net capital gains	.00	.00	.00	.00	.00
Total Distributions	$(.39)	$(.40)	$(.42)	$(.49)	$(.55)

NET ASSET VALUE, END OF PERIOD	$11.08	$11.00	$11.07	$11.09	$11.54

Total Return	4.39%(A)	3.02%(A)	3.67%(A)	0.28%(A)	5.46%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$43,563	$34,887	$35,472	$31,799	$21,995
Ratio of net expenses (after expense assumption) to average net assets	1.03%(B)	0.98%(B)	0.93%(B)	0.65%(B)	0.51%(B)
Ratio of net investment income to average net assets	3.55%	3.60%	3.77%	4.21%	4.69%
Portfolio turnover rate	4.65%	8.69%	10.70%	9.39%	15.77%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $60,854, $81,636, $87,525, $124,432, and $137,514, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.19%, 1.20%, 1.19%, 1.11%, and 1.19%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Tax Information For The Year Ended July 31, 2006 (Unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.  The distributions made during the fiscal year by the Fund were earned from the following sources:

		Dividends and Distributions Per Share
To Shareholders of Record	Payment Date	From Net Investment Income	From Net Realized Short-Term Gains	From Net Realized Long-Term Gains
August 31, 2005	August 31, 2005	$.034181	-	-
September 30, 2005	September 30, 2005	$.033206	-	-
October 31, 2005	October 31, 2005	$.033109	-	-
November 30, 2005	November 30, 2005	$.033780	-	-
December 30, 2005	December 30, 2005	$.033663	-	-
January 31, 2006	January 31, 2006	$.031507	-	-
February 28, 2006	February 28, 2006	$.031623	-	-
March 31, 2006	March 31, 2006	$.031907	-	-
April 28, 2006	April 28, 2006	$.030624	-	-
May 31, 2006	May 31, 2006	$.034750	-	-
June 30, 2006	June 30, 2006	$.032690	-	-
July 31, 2006	July 31, 2006	$.032451	-	-

Shareholders should consult their tax advisors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Oklahoma Municipal Fund

We have audited the accompanying statement of assets and liabilities of the Oklahoma Municipal Fund (one of the portfolios constituting the Integrity Managed Portfolios), including the schedule of investments as of July 31, 2006,  the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2006 and July 29, 2005, and the financial highlights for the year ended July 31, 2006 and each of the four years in the period ended July 29, 2005.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements  and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements. Our procedures included confirmation  of securities owned as of July 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oklahoma Municipal Fund of the Integrity Managed Portfolios as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota USA
September 8, 2006

Item 2)	Code of Ethics.
(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”).

	(b)	For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:
		(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

		(3)	Compliance with applicable governmental laws, rules, and regulations;
		(4)	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the code; and
		(5)	Accountability for adherence to the Code.
	(c)	The Code has been amended to remove references to the functions of the corporation and apply specifically to the Funds.
	(d)	The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.
	(e)	Not applicable.
	(f)	See Item 12(a) regarding the filing of the Code of Ethics for the Principal Executive and Principal Financial Officers of the Integrity Funds and Integrity Mutual Funds, Inc.
Item 3)	Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Stai is independent for purposes of Item 3 of Form N-CSR.

Item 4)	Principal Accountant Fees and Services.
(a)

Audit fees include the amounts related to the professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
		2006	$38,600
		2005	$37,400
	(b)	Audit-related fees are fees principally paid for professional services rendered for due diligence and technical accounting consulting and research.
Audit-Related Fees
		2006	$4,800
		2005	$4,200
	(c)	Tax fees include amounts related to the preparation and review of the registrant’s tax returns.
Tax Fees
		2006	$6,600
		2005	$6,600
	(d)	All Other Fees.
None.
	(e)	(1)

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

(2)

0% of the services described in paragraphs (b) through (d) of item 4 were not pre-approved by the audit committee. All of the services described in paragraphs (b) through (d) of item 4 were approved by the audit committee.

	(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time permanent employees.
	(g)	None.
(h)

The registrant’s independent auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5)	Audit Committee of Listed Registrants.
Not applicable.
Item 6)	Schedule of Investments.
The Schedule of Investments is included in Item 1 of this Form N-CSR.
Item 7)	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8)	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9)	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10)	Submissions of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.
Item 11)	Controls and Procedures.
(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)	Exhibits.
	(a)	(1)	The registrant’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.
		(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.
	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:		/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
Date:		September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:		/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
Date:		September 26, 2006

By:		/s/Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios
Date:		September 26, 2006

CERTIFICATION

I, Robert E. Walstad, certify that:

1.	I have reviewed this report on Form N-CSR of Integrity Managed Portfolios;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

	Date:	September 26, 2006

/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
CERTIFICATION

I, Laura K. Anderson, certify that:

1.	I have reviewed this report on Form N-CSR of Integrity Managed Portfolios;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

	Date:	September 26, 2006

/s/Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios

CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350, AS ADOPTED PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

Name of Issuer:	Integrity Managed Portfolios

In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:
1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

Date:	September 26, 2006

/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios

CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350, AS ADOPTED PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002
Name of Issuer:	Integrity Managed Portfolios

In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to her knowledge, that:
1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the issuer.

Date:	September 26, 2006

/s/Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios